VARIABLE INTEREST ENTITIES (Tables) (Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG)	12 Months Ended
Dec. 31, 2013
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2013 and 2012 (dollars in millions):

	December 31,
	2013	2012
Current assets	$147	$163
Property, plant and equipment, net	369	378
Other noncurrent assets	76	61
Deferred income taxes	28	45
Intangible assets	17	19
Goodwill	16	16

Total assets	$653	$682

Current liabilities	$330	$348
Long-term debt	72	82
Deferred income taxes	9	8
Other noncurrent liabilities	45	102

Total liabilities	$456	$540